Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	£ 197,215	£ 205,172
Exchange Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	42,760	44,133
Interest Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	153,315	158,565
Equity and Credit Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	1,140	2,474
Traded on Recognised Exchanges
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Assets traded over the counter	0	0
Liabilities traded over the counter	0	0
Traded on Recognised Exchanges | Exchange Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Assets traded over the counter	0	0
Liabilities traded over the counter	0	0
Traded on Recognised Exchanges | Interest Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Assets traded over the counter	0	0
Liabilities traded over the counter	0	0
Traded on Recognised Exchanges | Equity and Credit Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Assets traded over the counter	0	0
Liabilities traded over the counter	0	0
Settled by Central Counterparties
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	144,343	131,538
Settled by Central Counterparties | Exchange Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Settled by Central Counterparties | Interest Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	144,343	131,538
Settled by Central Counterparties | Equity and Credit Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	0	0
Not Settled by Central Counterparties
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	52,872	73,634
Not Settled by Central Counterparties | Exchange Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	42,760	44,133
Not Settled by Central Counterparties | Interest Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	8,972	27,027
Not Settled by Central Counterparties | Equity and Credit Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional amount	1,140	2,474
Traded Over the Counter
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	3,406	3,316
Liabilities traded over the counter	1,584	1,448
Traded Over the Counter | Exchange Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	2,457	2,324
Liabilities traded over the counter	833	663
Traded Over the Counter | Interest Rate Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	826	709
Liabilities traded over the counter	696	625
Traded Over the Counter | Equity and Credit Contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	123	283
Liabilities traded over the counter	£ 55	£ 160